Business Combinations	12 Months Ended
Mar. 31, 2019
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Business Combinations

5. Business Combinations

a) Payment for business transfer (“HotelBeds”)

On October 30, 2018, the Company entered into an agreement with HotelBeds, a leading provider of travel services in Spain, pursuant to which the Company agreed to acquire certain assets and the related workforce of HotelBeds, effective January 1, 2019 (“Acquisition Date”). The net purchase price of the transaction, which was paid in cash was $233. The excess of purchase price over the assets acquired amounted to $203, which has been recognized as goodwill.

Goodwill is attributable mainly to the benefits expected from the acquired assembled workforce and is not expected to be deductible for tax purposes.

b) HealthHelp

On March 15, 2017 (“Acquisition date”), the Company acquired all ownership interests of HealthHelp, which provides benefits management across several specialty healthcare areas, including radiology, cardiology, oncology, sleep care, orthopedics, and pain management, for a total consideration of $68,910, including working capital adjustments of $573 and a contingent consideration of $8,545, payable over a period of two years linked to revenue targets and continuation of an identified client contract. The fair value of the contingent consideration liability was estimated using Level 3 inputs which included an assumption for discount rate of 2.5%. The potential undiscounted amount of all future payments that the Company could be required to make under the contingent consideration arrangement is between $0 and $8,876.

The Company funded the acquisition primarily with a five year secured term loan. The Company is expected to leverage HealthHelp’s capability in care management to address the needs of payor, provider and insurance organizations.

The Company incurred acquisition related costs of $1,809, which were included in “General and administrative expenses” in the consolidated statement of income for the year ended March 31, 2017.

During the year ended March 31, 2018, the Company made a payment of $573 towards working capital adjustments. During the year ended March 31, 2018, a contingent consideration of $3,114 was also paid by the Company to the sellers on achievement of the revenue target in relation to the identified client contract related to the first measurement period and an amount of $1,324 was reversed and credited to its consolidated income statement, due to the shortfall in revenue target achievement for the identified client contract, in accordance with the terms of the share purchase agreement.

During the year ended March 31, 2019, a contingent consideration of $4,438 was paid by the Company to the sellers on achievement of the revenue target in relation to the identified client contract related to the second measurement period.

The purchase price has been allocated, as set out below, to the assets acquired and liabilities assumed in the business combination.

Amount
Cash	$3,119
Trade receivables	4,910
Unbilled revenue	2,016
Prepayments and other current assets	1,060
Property and equipment	4,612
Intangible assets
- Software	1,274
- Customer contracts	4,537
- Customer relationships	49,584
- Service mark	400
- Covenant not-to-compete	4,693
- Technology	4,852
Non-current assets	161
Term loan	(29,249)
Current liabilities	(2,555)
Non-current liabilities	(1,423)
Deferred tax liability	(18,163)

Net assets acquired	$29,828
Less: Purchase consideration	68,910

Goodwill on acquisition	$39,082

Goodwill of $14,876 arising from this acquisition is expected to be deductible for tax purposes. Goodwill is attributable mainly to expected synergies and assembled workforce arising from the acquisition.

During the year ended March 31, 2018, the Company completed the accounting of the assets acquired and liabilities assumed on acquisition. Corresponding changes to the comparatives for the year ended March 31, 2017 were not made, as the impact of the change on finalization of purchase price allocation is not material to the Company’s consolidated statement of financial position or consolidated statement of income.

c) Denali

On January 20, 2017 (“Acquisition Date”), the Company acquired all outstanding shares of Denali, a provider of strategic procurement BPM solutions for a purchase consideration of $38,668 (including the contingent consideration of $6,277, dependent on the achievement of revenue targets over a period of three years and deferred consideration of $522 payable in first quarter of fiscal 2018), including adjustments for working capital. The fair value of the contingent consideration liability was estimated using Level 3 inputs which included an assumption for discount rate of 2.5%. The potential undiscounted amount of all future payments that the Company could be required to make under the contingent consideration arrangement is between $0 and $6,578. The Company funded the acquisition through a three-year secured term loan.

Denali delivers global sourcing and procurement services to high-tech, retail and Consumer Packaged Goods (“CPG”), banking and financial services, utilities, and healthcare verticals. The acquisition of Denali is expected to add a strategic procurement capability to the Company’s existing Finance and Accounting services and will enable the Company to offer procurement solutions to its clients.

The Company incurred acquisition related costs of $502, which were included in “General and administrative expenses” in the consolidated statement of income for the year ended March 31, 2017.

During the year ended March 31, 2018, the Company made payment of $522 towards deferred consideration and an amount of $968 was reduced from the purchase consideration towards working capital adjustments. During the year ended March 31, 2018, a contingent consideration of $2,351 was also paid by the Company to the sellers on achievement of the revenue target related to the first measurement period.

During the year ended March 31, 2019, a contingent consideration of $2,484 was paid by the Company to the sellers on achievement of the revenue target related to the second measurement period.

The purchase price has been allocated, as set out below, to the assets acquired and liabilities assumed in the business combination.

Amount
Cash	$1,204
Trade receivables	2,799
Unbilled revenue	1,258
Prepayments and other current assets	95
Property and equipment	53
Deferred tax asset	18
Intangible assets
- Software	3
- Customer contracts	3,025
- Customer relationships	8,000
- Trade name	545
- Covenant not-to-compete	1,718
Non-current assets	27
Current liabilities	(3,781)
Short-term line of credit	(475)
Non-current liabilities	(343)
Deferred tax liability	(5,020)

Net assets acquired	$9,126
Less: Purchase consideration	38,668

Goodwill on acquisition	$29,542

Goodwill arising from this acquisition is not expected to be deductible for tax purposes. Goodwill is attributable mainly to expected synergies and assembled workforce arising from the acquisition.

During the year ended March 31, 2018, the Company has completed the accounting of the assets acquired and liabilities assumed on acquisition. Corresponding changes to the comparatives for the year ended March 31, 2017 were not made, as the impact of the change on finalization of purchase price allocation is not material to the Company’s consolidated statement of financial position or consolidated statement of income.

d) Value Edge

On June 14, 2016 (“Acquisition Date”), the Company acquired all outstanding equity shares of Value Edge which provides business research and analytics reports and databases across the domains of pharmaceutical, biotech and medical devices, for a total consideration of $18,265 including working capital adjustments of $765 and contingent consideration of $5,112 (held in escrow), subject to compliance with certain conditions, payable over a period of three years. The acquisition is expected to deepen the Company’s domain and specialized analytical capabilities in the growing pharma market, and provide the Company with a technology asset, which is leverageable across clients and industries.

The Company incurred acquisition related costs of $24, which were included in “General and administrative expenses” in the consolidated statement of income for the year ended March 31, 2017.

During the year ended March 31, 2018, the Company released from escrow an amount of $1,535 towards the first instalment of contingent consideration to the sellers.

During the year ended March 31, 2019, the Company released from escrow an amount of $1,535 towards the second instalment of contingent consideration to the sellers.

The purchase price has been allocated, as set out below, to the assets acquired and liabilities assumed in the business combination.

Amount
Cash	$432
Trade receivables	370
Unbilled revenue	706
Investments	87
Prepayments and other current assets	99
Property and equipment	78
Deferred tax asset	49
Intangible assets
- Software	10
- Customer contracts	701
- Customer relationships	1,894
- Trade name	104
- Covenant not-to-compete	2,655
- Technology	1,238
Non-current assets	74
Current liabilities	(1,236)
Non-current liabilities	(126)
Deferred tax liability	(2,281)

Net assets acquired	$4,854
Less: Purchase consideration	18,265

Goodwill on acquisition	$13,411

Goodwill arising from this acquisition is not expected to be deductible for tax purposes (Refer Note 25). Goodwill is attributable mainly to expected synergies and assembled workforce arising from the acquisition.